Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total		Called up share capital [member]	Share Premium Account [member]	Other reserves [member]	Retained profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Beginning balance (Previously Reported [member]) at Dec. 31, 2018		€ 12,292		€ 464	€ 129	€ (15,286)	€ 26,265	€ 11,572	€ 720
Beginning balance (IFRS 16 Restatement [member]) at Dec. 31, 2018		(175)				68	(243)	(175)
Impact of adopting IFRIC 23 at Dec. 31, 2018		(38)					(38)	(38)
Beginning balance after restatement at Dec. 31, 2018		12,079		464	129	(15,218)	25,984	11,359	720
Profit or loss for the period		3,209					3,006	3,006	203
Other comprehensive income, net of tax:
Gains/(losses) on equity instruments		16				14		14	2
Gain/(losses) on Cash flow hedges		83				83		83
Remeasurements of defined benefit pension plans		267					266	266	1
Currency retranslation gains/(losses)		64	[1]			50	4	54	10
Total comprehensive income		3,639				147	3,276	3,423	216
Dividends on ordinary capital		(2,079)					(2,079)	(2,079)
Cancellation of treasury shares	[2]			(30)		6,599	(6,569)
Other movements in treasury shares		(149)				31	(180)	(149)
Share-based payment credit	[3]	95					95	95
Dividends paid to non-controlling interests		(237)							(237)
Currency retranslation gains/(losses) net of tax								0
Hedging gain/(loss) transferred to non-financial assets		35				35		35
Other movements in equity	[4]	13					26	26	(13)
Ending balance at Jun. 30, 2019		13,396		434	129	(8,406)	20,553	12,710	686
Beginning balance at Dec. 31, 2019		13,886		420	134	(5,574)	18,212	13,192	694
Profit or loss for the period		3,542					3,284	3,284	258
Other comprehensive income, net of tax:
Gains/(losses) on equity instruments		20				16		16	4
Gain/(losses) on Cash flow hedges		43				46		46	(3)
Remeasurements of defined benefit pension plans		(201)					(200)	(200)	(1)
Currency retranslation gains/(losses)		(1,481)	[1]			(1,387)	(13)	(1,400)	(81)
Total comprehensive income		1,923				(1,325)	3,071	1,746	177
Dividends on ordinary capital		(2,149)					(2,149)	(2,149)
Other movements in treasury shares	[5]	64				190	(126)	64
Share-based payment credit	[3]	74					74	74
Dividends paid to non-controlling interests		(210)							(210)
Currency retranslation gains/(losses) net of tax		(7)			(7)			(7)
Hedging gain/(loss) transferred to non-financial assets		1							1
Net gain arising from Horlicks acquisition	[6]	4,848					2,930	2,930	1,918
Other movements in equity	[4]	(206)					(211)	(211)	5
Ending balance at Jun. 30, 2020		€ 18,224		€ 420	€ 127	€ (6,709)	€ 21,801	€ 15,639	€ 2,585

[1]	2020 currency retranslation losses resulted from the weakening of currencies against the euro in our foreign operations, primarily in Brazil, Mexico, India, Korea and Russia.
[2]	During the first half of 2019 170,000,000 Unilever N.V. ordinary shares and 18,660,634 Unilever PLC ordinary shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.
[3]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[4]	2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.
[5]	Includes purchases and sales of treasury stock, and transfer from treasury stock to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[6]	Consideration for the Main Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity. See note 7 for further details.